Convertible Note (Tables)	12 Months Ended
Mar. 31, 2026
Convertible Note [Abstract]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost

Amortization of issuance cost, debt discount and interest expense for the year ended March 31, 2025 were as follows:

	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-2 (new)	$-	$19,586	$19,586
Convertible Note – 2023-2	39,632	15,880	55,512
Convertible Note – 2024	47,972	23,956	71,928
Convertible Note – 2024-2	65,169	33,768	98,937
Convertible Note – 2024-3	368,014	13,048	381,062
Total	$520,787	$106,238	$627,025

Amortization of issuance cost, debt discount and interest cost for the year ended March 31, 2024 were as follows:

	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-2	$163,967	$71,388	$235,355
Convertible Note – 2022-2 (new)	-	27,500	27,500
Convertible Note – 2023-1	112,826	123,088	235,914
Convertible Note – 2023-2	15,600	9,345	24,945
Convertible Note – 2024-1	378	262	640
Total	$292,771	$231,583	$524,354